TAXES ON INCOME (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Line Items]
Total current taxes	$ 6,838	$ 1,296	$ 800
Total deferred taxes	(1,771)	2,535	1,694
Total income taxes	5,067	3,831	2,494
Israel
Income Tax Disclosure [Line Items]
Total current taxes	69	(93)	103
Total deferred taxes	0	0	0
Foreign
Income Tax Disclosure [Line Items]
Total current taxes	6,769	1,389	697
Total deferred taxes	$ (1,771)	$ 2,535	$ 1,694